Note 9 - Retirement Plans	3 Months Ended
Mar. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note 9 – Retirement Plans

Periodic expenses for the Company’s retirement plans, which include the Directors’ Retirement Plan and the Executive Incentive Retirement Plan, were as follows:

	Three Months Ended
	March 31,
	2015	2014
	(In thousands)
Service cost	$4	$15
Interest cost	20	23
Amortization of unrecognized loss (gain)	9	(3)
Amortization of past service liability	(7)	1
	$26	$36

The Company previously disclosed in its Transition Form 10-KT as of December 31, 2014 that it expected to contribute $34,000 to the Plan during the current fiscal year.  As of March 31, 2015, the Company contributed $8,500.